Employee Benefit Plans (Schedule of Assumptions Used Calculating Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.45%	3.80%	4.48%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.83%	4.12%	5.22%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.35%	7.75%	7.75%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.21%	4.20%	4.20%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	5.05%	4.15%	4.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.15%	4.50%	5.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%	0.00%